Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of expected economic useful lives
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of total revenue by geographic areas
	For the Fiscal Years Ended March 31,
	2023	2022	2021
Japan domestic market	$72,190,276	$22,022,276	$42,728,171
China market	86,702,023	197,596,778	173,918,701
Other overseas markets	10,832,047	15,133,526	8,111,684
Total revenue	$169,724,346	$234,752,580	$224,758,556

Schedule of total revenue by product categories
	For the Fiscal Years Ended March 31,
	2023	2022	2021
Beauty products	$128,781,665	$154,741,555	$141,921,837
Health products	18,701,204	19,374,420	39,818,777
Sundry products*	11,033,924	50,513,824	32,920,998
Other products and services^	11,207,553	10,122,781	10,096,944
Total revenue	$169,724,346	$234,752,580	$224,758,556
*	Sundry products include primarily home goods, such as bedding and bath products, home décor, dining and tabletop items, storage containers, car supplies, cleaning agents, and laundry supplies. It also includes spa supplies, clothing, formula milk, and diapers.

^

Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs.

Schedule of total revenue by distribution channels
	For the Fiscal Years Ended March 31,
	2023	2022	2021
Directly-operated physical stores	$11,606,180	$12,965,904	$30,645,214
Online stores and services	20,700,011	122,150,105	111,435,341
Franchise stores and wholesale customers	137,418,155	99,636,571	82,678,001
Total revenue	$169,724,346	$234,752,580	$224,758,556

Schedule of consolidated financial statements
	March 31, 2023		March 31, 2022		March 31, 2021
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.007519	¥1=US$0.007402	¥1=US$0.008208	¥1=US$0.008908	¥1=US$0.009034	¥1=US$0.009434
US$ against HK$	HK$1=US$0.127391	HK$1=US$0.127573	HK$1=US$0.127705	HK$1=US$ 0.128462	HK$1=US$0.128627	HK$1=US$0.128987
US$ against RMB	RMB1=US$0.145602	RMB1=US$0.146072	RMB1=US$0.157652	RMB1=US$0.155818	-	-
US$ against MYR	MYR1=US$ 0.22659	MYR1=US$0.224985	-	-	-	-